UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06506

Western Asset Intermediate Muni Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

INTERMEDIATE MUNI FUND INC.

FORM N-Q

AUGUST 31, 2010

Schedule of investments (unaudited)

August 31, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 97.1%
Alabama — 0.5%
Saraland, AL, GO, NATL	5.250%	1/1/15	$1,000,000	$1,026,330	(a)
Alaska — 1.6%
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC	8.000%	5/1/23	1,000,000	954,810	(b)
Anchorage, AK, GO, Refunding, FGIC	6.000%	10/1/14	500,000	599,200
North Slope Boro, AK, Refunding, NATL	5.000%	6/30/15	1,250,000	1,451,613
Total Alaska				3,005,623
Arkansas — 0.5%
Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project	7.000%	4/1/12	1,000,000	1,018,840	(b)
California — 5.1%
California Statewide CDA Revenue:
Lodi Memorial Hospital	5.000%	12/1/22	2,000,000	2,098,920
Proposition 1A Receivables Program	5.000%	6/15/13	3,000,000	3,312,840
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	510,000	590,300	(c)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,318,360
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	165,000	186,265	(c)
San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital	11.500%	5/1/11	25,000	26,805	(c)
Total California				9,533,490
Colorado — 6.2%
Broomfield, CO, COP, Open Space Park & Recreation Facilities, AMBAC	5.500%	12/1/20	1,860,000	1,879,790
Colorado Educational & Cultural Facilities Authority Revenue Charter School:
Refunding & Improvement, University Lab School, XLCA	5.250%	6/1/24	1,350,000	1,384,439
Bromley East Project	7.000%	9/15/20	1,000,000	1,067,880	(a)
Bromley School Project, XLCA	5.125%	9/15/20	1,155,000	1,214,771
University Lab School Project	6.125%	6/1/21	500,000	520,060	(a)
Denver, CO, Health & Hospital Authority	6.250%	12/1/16	710,000	761,873	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	2,000,000	2,237,980
Pueblo, CO, Bridge Waterworks Water Revenue, Improvement, AGM	6.000%	11/1/14	1,765,000	1,781,467	(a)
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	758,558
Total Colorado				11,606,818
Connecticut — 2.0%
Connecticut State HEFA Revenue, Bristol Hospital	5.500%	7/1/21	2,000,000	1,984,240
Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA	6.375%	7/1/12	1,855,000	1,875,164	(b)
Total Connecticut				3,859,404
Florida — 5.5%
Citizens Property Insurance Corp., FL	5.000%	6/1/16	5,000,000	5,384,250
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	2,000,000	2,200,060
Old Palm Community Development District, FL, Palm Beach Gardens	5.375%	5/1/14	1,035,000	963,409
Orange County, FL, Health Facilities Authority Revenue:
First Mortgage Healthcare Facilities	8.750%	7/1/11	145,000	146,047
Hospital Adventist Health Systems	6.250%	11/15/24	1,500,000	1,682,460	(a)
Total Florida				10,376,226

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia — 6.8%
Athens, GA, Housing Authority Student Housing Lease Revenue, University of Georgia East Campus, AMBAC	5.250%	12/1/23	$970,000	$1,070,628	(a)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,387,160
Chatham County, GA, Hospital Authority Revenue, Hospital Memorial Health Medical Center	6.000%	1/1/17	650,000	665,762
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,124,080
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,131,560
Georgia Municipal Electric Authority:
Power Revenue, Refunding, AGM	5.000%	1/1/18	3,000,000	3,183,870
Power System Revenue	6.500%	1/1/12	215,000	227,636
Griffin, GA, Combined Public Utilities Revenue, Refunding & Improvement, AMBAC	5.000%	1/1/21	1,000,000	1,057,900
Metropolitan Atlanta Rapid Transit Georgia Sales Tax Revenue	7.000%	7/1/11	995,000	1,050,411	(c)
Total Georgia				12,899,007
Illinois — 2.4%
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,500,000	1,634,115	(b)
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	750,000	845,888	(c)
Illinois Development Finance Authority, Chicago Charter School Foundation Project A	5.250%	12/1/12	230,000	241,953	(c)
Illinois Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,705,771
Illinois Health Facilities Authority Revenue, Methodist Medical Center of Illinois Project	9.000%	10/1/10	90,000	90,608	(c)
Total Illinois				4,518,335
Indiana — 2.8%
Ball State University, Indiana University Revenue, Student Fee, FGIC	5.750%	7/1/20	800,000	857,392	(a)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	4,000,000	4,493,720	(d)
Total Indiana				5,351,112
Iowa — 0.3%
Muscatine, IA, Electric Revenue	9.700%	1/1/13	465,000	520,800	(c)
Kansas — 1.4%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	2,500,000	2,701,150	(e)
Louisiana — 0.1%
Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna	8.000%	5/15/12	105,000	106,804	(c)
Maryland — 0.3%
Maryland State Health & Higher EFA Revenue, Refunding Mercy Medical Center, AGM	6.500%	7/1/13	550,000	592,119
Massachusetts — 3.1%
Lancaster, MA, GO, AMBAC	5.375%	4/15/17	1,130,000	1,200,535
Massachusetts State DFA Revenue:
Curry College, ACA	6.000%	3/1/20	470,000	474,004
VOA Concord, GNMA-Collateralized	6.700%	10/20/21	360,000	403,877	(a)
Massachusetts State HEFA Revenue:
Caritas Christi Obligation	6.500%	7/1/12	1,040,000	1,053,634

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts — continued
Caritas Christi Obligation	6.750%	7/1/16	$835,000	$876,291
Milford-Whitinsville Regional Hospital	6.500%	7/15/23	1,000,000	1,116,840	(a)
Massachusetts State Industrial Finance Agency Assisted Living Facility Revenue, Arbors at Amherst Project, GNMA-Collateralized	5.750%	6/20/17	755,000	755,974	(b)
Total Massachusetts				5,881,155
Michigan — 4.1%
Jenison, MI, Public Schools GO, Building and Site, FGIC	5.500%	5/1/20	1,000,000	1,050,650
Michigan State Housing Development Authority Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,774,772
Michigan State, Hospital Finance Authority Revenue:
Oakwood Obligated Group	5.500%	11/1/18	1,000,000	1,040,150
Refunding, Hospital Sparrow Obligated	5.000%	11/15/12	500,000	537,385
Refunding, Hospital Sparrow Obligated	5.000%	11/15/14	1,190,000	1,313,879
Walled Lake, MI, Consolidated School District, NATL	5.000%	5/1/22	1,000,000	1,077,330
Total Michigan				7,794,166
Missouri — 1.7%
Lees Summit, MO, IDA, Health Facilities Revenue, John Knox Village	5.750%	8/15/11	405,000	425,684	(c)
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	2,500,000	2,666,975	(b)(e)
Nevada, MO, Waterworks Systems Revenue, AMBAC	10.000%	10/1/10	85,000	85,605	(c)
Total Missouri				3,178,264
Nevada — 2.3%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,362,480
New Hampshire — 3.8%
New Hampshire HEFA Revenue:
Covenant Health	6.500%	7/1/17	445,000	482,954	(a)
Covenant Health, Unrefunded Balance	6.500%	7/1/17	140,000	146,861
Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	6,519,936
Total New Hampshire				7,149,751
New Jersey — 5.5%
New Jersey EDA Revenue, Cigarette Tax	5.625%	6/15/17	295,000	295,203
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,403,160
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	4,000,000	4,301,320
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	3,000,000	3,299,910	(b)
Ringwood Borough, NJ, Sewer Authority Special Obligation	9.875%	7/1/13	65,000	75,665	(c)
Total New Jersey				10,375,258
New Mexico — 1.6%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,362,647
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,611,685
Total New Mexico				2,974,332
New York — 3.0%
New York City, NY, IDA, Civic Facilities Revenue, Community Hospital Brooklyn	6.875%	11/1/10	175,000	175,749

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York — continued
New York State Dormitory Authority, New York & Presbyterian Hospital, AGM	5.250%	2/15/24	$3,025,000	$3,316,882
New York State Thruway Authority Highway & Bridge Trust Fund Revenue, AMBAC	5.000%	4/1/21	2,000,000	2,249,200
Total New York				5,741,831
North Carolina — 1.0%
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	1,750,000	1,902,530
Ohio — 4.0%
American Municipal Power-Ohio Inc., Electricity Purchase Revenue	5.000%	2/1/13	2,000,000	2,110,960
Kettering, OH, City School District, School Improvement, AGM	5.000%	12/1/19	1,000,000	1,103,010
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	1,000,000	1,112,160
Ohio State Water Development Authority Revenue:
Refunding, Safe Water Service	9.375%	12/1/10	110,000	112,437	(c)
Safe Water	9.000%	12/1/10	25,000	25,531	(c)
Ohio State, GO, Conservation Project	5.250%	9/1/13	3,010,000	3,084,166	(a)
Total Ohio				7,548,264
Pennsylvania — 6.9%
Conneaut, PA, School District, GO, AMBAC	9.500%	5/1/12	185,000	196,555	(c)
Harrisburg, PA, Parking Authority Parking Revenue, AGM	5.500%	5/15/20	1,000,000	1,087,570	(a)
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	2,000,000	2,156,980
Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian	5.500%	7/1/19	1,365,000	1,365,300
Pennsylvania State IDA Revenue, Economic Development, AMBAC	5.500%	7/1/21	1,000,000	1,060,570
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	2,000,000	2,188,360
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	1,000,000	1,115,850
Philadelphia, PA, Water & Wastewater, FGIC	5.250%	11/1/14	2,000,000	2,165,540
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,607,013
Total Pennsylvania				12,943,738
Puerto Rico — 1.1%
Puerto Rico Commonwealth Government Development Bank	4.750%	12/1/15	2,000,000	2,092,260
Rhode Island — 0.5%
Central Falls, RI, GO, Radian	5.875%	5/15/15	1,000,000	868,930
South Carolina — 1.5%
Charleston, SC, Waterworks & Sewer Revenue	5.250%	1/1/16	1,445,000	1,480,894
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,100,000	1,248,665	(a)
Total South Carolina				2,729,559
South Dakota — 1.3%
Minnehana County, SD, GO, Limited Tax Certificates	5.625%	12/1/20	2,400,000	2,419,680	(a)
Tennessee — 3.7%
Jackson, TN, Water & Sewer Revenue	7.200%	7/1/12	115,000	123,182	(c)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	6,570,000	6,821,106
Total Tennessee				6,944,288

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — 10.2%
Brazos River, TX, Harbor Navigation District, BASF Corp. Project	6.750%	2/1/12	$800,000	$800,000
Dallas-Fort Worth, TX, International Airport Revenue, Refunding, AGM	5.500%	11/1/20	1,000,000	1,074,770	(b)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments, Subordinated	8.000%	7/1/30	250,000	238,300
El Paso County, TX, Housing Finance Corp., MFH Revenue, American Village Communities	6.250%	12/1/24	360,000	365,213
El Paso, TX, Water & Sewer Revenue:
Refunding & Improvement, AGM	6.000%	3/1/15	955,000	1,035,659	(a)
Refunding & Improvement, AGM, Unrefunded Balance	6.000%	3/1/15	45,000	48,511
Fort Worth, TX, Water & Sewer Revenue	5.625%	2/15/17	2,000,000	2,153,060	(a)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	6,250,000	6,757,313
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	2,118,120
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,169,050
Southwest Higher Education Authority Inc., Southern Methodist University Project, AMBAC	5.500%	10/1/19	1,000,000	1,106,080	(a)
Tarrant County, TX, Hospital Authority Revenue, Adventist Health System-Sunbelt	10.250%	10/1/10	65,000	65,502	(c)
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized	13.019%	7/2/24	175,000	214,900	(b)(d)(f)
Total Texas				19,146,478
Utah — 0.9%
Spanish Fork City, UT, Water Revenue:
AGM	5.500%	6/1/16	350,000	381,510	(a)
AGM, Unrefunded Balance	5.500%	6/1/16	1,135,000	1,236,140
Total Utah				1,617,650
Virginia — 2.5%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	642,335
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,216,780
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,927,568
Total Virginia				4,786,683
Washington — 1.7%
Energy Northwest Washington Electric Revenue, Project No. 3, AGM	5.500%	7/1/18	2,000,000	2,103,620
Washington State Health Care Facilities Authority Revenue, Multicare Health System	5.750%	8/15/29	1,000,000	1,110,680
Total Washington				3,214,300
Wisconsin — 1.2%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,319,960	(b)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $171,559,972)				183,107,615
SHORT-TERM INVESTMENTS— 2.9%
Illinois — 0.6%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.230%	5/1/31	1,200,000	1,200,000	(g)(h)
Puerto Rico — 1.8%
Commonwealth of Puerto Rico, GO, Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.190%	7/1/32	3,400,000	3,400,000	(g)(h)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah — 0.1%
Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA, NV	0.250%	6/15/36	$100,000	$100,000	(g)(h)
Virginia — 0.2%
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.250%	7/1/42	400,000	400,000	(g)(h)
West Virginia — 0.2%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., LOC-JPMorgan Chase	0.260%	6/1/41	400,000	400,000	(g)(h)
TOTAL SHORT-TERM INVESTMENTS (Cost — $5,500,000)	5,500,000
TOTAL INVESTMENTS — 100.0% (Cost — $177,059,972#)	188,607,615
(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.
(e)	Maturity date shown represents the mandatory tender date.
(f)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	- American Capital Assurance - Insured Bonds
AGC	- Assured Guaranty Corporation - Insured Bonds
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CDA	- Communities Development Authority
COP	- Certificates of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company - Insured Bonds
FHA	- Federal Housing Administration
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
INDLC	- Industrial Indemnity Company - Insured Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
Radian	- Radian Asset Assurance - Insured Bonds
RIBS	- Residual Interest Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
XLCA	- XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Summary of Investments by Industry *

Health Care	15.8%
Pre-Refunded/Escrowed to Maturity	15.5
Industrial Revenue	13.1
Power	11.9
Local General Obligation	7.7
Solid Waste/Resource Recovery	5.5
Special Tax Obligation	5.3
Transportation	4.8
Leasing	4.7
Student Municipals	4.0
Water & Sewer	3.2
Education	2.1
Housing	1.9
Other	1.6
Short-Term Investments	2.9
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of August 31, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	19.0%
AA/Aa	23.2
A	41.8
BBB/Baa	5.7
BB/Ba	1.5
B	0.5
A-1/VMIG 1	2.9
NR	5.4
100.0%

†As a percentage of total investments.

‡ The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).  The ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 8 through 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C	—

Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited)(continued)

Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—

Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR	—	indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1

—A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

— A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Security Ratings (unaudited)(continued)

SP-3	—A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1

—A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

—A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

—A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

—A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1

—Moody’s highest rating for issues having a demand feature— VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2

—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3

—This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1

—Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

Short-Term Security Ratings (unaudited)(continued)

MIG 2	—This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1	—Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—Have a strong ability to repay short-term debt obligations.
P-3	—Have an acceptable ability to repay short-term debt obligations.
NP	—Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$183,107,615	—	$183,107,615
Short-term investments†	—	5,500,000	—	5,500,000
Total investments	—	$188,607,615	—	$188,607,615

†See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,871,288
Gross unrealized depreciation	(323,645)
Net unrealized appreciation	$11,547,643

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  October 25, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   October 25, 2010